Convertible Debts	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Convertible Debts
9.
CONVERTIBLE DEBTS

Convertible Notes

In July 2023, the Company issued convertible notes with aggregate principal of US$2 million with simple interest of 10% per annum to investor A in exchange for US$2 million in cash. The principal and accrued interest shall be due and payable on the last day of nine months following the closing date on July 7, 2023. Pursuant to the convertible notes agreement, investor A has the right to convert the entire outstanding principal of the convertible notes into Series B+ preference shares in XCHG Limited before maturity date, at a conversion price of RMB0.3964 per share, the share number shall be calculated at the principal of US$2 million and at the exchange rate by the People’s Bank of China on the fifth business day before the date of the conversion. Accrued interests shall be repaid upon conversion.

Convertible Loan

In July 2023, X-Charge Technology borrowed convertible loans from investor B and investor C with an aggregated principal amount of RMB50 million (equivalent to US$7 million) and RMB15 million (equivalent to US$2.1 million), respectively, at a simple interest of 10% per annum. The principal and accrued interest shall be due and payable on the last day of nine months following the closing date on July 7, 2023. Pursuant to the convertible loan agreement, investor B and investor C have the right to convert the entire outstanding principal of the convertible loan into Series B+ preference shares in XCHG Limited before maturity date, provided certain conditions are met, among which, 1) the convertible loan in an amount of RMB30 million held by investor B can be convertible into 84,104,289 Series B+ preference shares of the Company, at a conversion price of RMB0.3567 per share, 2) the convertible loan in an amount of RMB20 million held by investor B can be convertible into 42,030,928 Series B+ preference shares at a conversion price of RMB0.4758 per share, or, in the event of the Company has new round of financing before or at the same time of the conversion, the latest class of preference shares issued by the Company, at a conversion price determined at the lower price of (i) RMB0.4758, or (ii) 90% of the share price of new round of financing of the Company, and 3) the convertible loan in an amount of RMB15 million held the investor C can be convertible into 37,840,565 Series B+ preference shares of the Company. Accrued interests shall be repaid upon conversion.

Collectively, the convertible notes and the convertible loan are referred to as the “convertible debts”.

In connection with the issuance of convertible debts, in August 2023, the Company granted warrants at nil consideration to each investor, pursuant to which the investors have the right to purchase Series B+ preference shares at an exercise price the same as the conversion price of the convertible debts corresponding to such warrants. The warrants are exercisable from the issuance date and expires on the maturity date of the convertible debts. The investors shall each have the right to choose either to exercise the warrants or the conversion options, but not both. Upon the exercise of the warrant, the investors will be released from all of its liabilities, obligations and rights under the convertible debts contract; Upon the conversion, the corresponding warrants will be terminated accordingly.

Before conversion, the three investors are entitled to certain rights of the Series B+ preference shareholders, including liquidation preference rights and voting rights.

Contingent redemption feature

The outstanding principal and any accrued but unpaid interest at 10% will become due and payable in full upon the occurrence of any of events of default.

Liquidation preference

Upon the occurrence of a liquidation event or deemed liquidation event as defined in the Amended and Restated Memorandum of Association, the investors shall each have the right to choose either to require the Group to repay loan principal and interest, or request distribution under the liquidation preference. If investors choose to request distribution, the Company shall repay the convertible debts together with accrued but unpaid interest at a simple 8% per annum from July 17, 2023 for the investor A and from July 7, 2023 for investor B and investor C, after such liquidation amounts have been paid in full, all of the remaining assets and funds of the Company legally available for distribution to shareholders and investor A, investor B and investor C shall be ratably distributed among all shareholders and investor A, investor B and investor C on a as converted basis and pari passu basis in proportion to the number of shares held by each shareholder/investor.

Voting rights

Each investor is entitled to the number of votes corresponding to the number of ordinary shares on an as-converted basis (as if the conversion). Each investor shall be entitled to vote on all matters on which the members of ordinary shares shall be entitled to vote.

Accounting for the convertible debts

The warrants and the convertible debts are treated as one hybrid instrument since they were entered into in conjunction with each other and were neither legally detachable nor separately exercisable. The Group evaluated based on the terms and features of the entire arrangements and concluded that the nature of the host contract was debt. The Group further concluded that the embedded conversion features did not need to be bifurcated pursuant to ASC 815 because the embedded conversion features are underlying preference shares of a private company and could not be publicly traded or readily convertible into cash. The Group made a one-time irrevocable policy election at convertible debts’ inception to elect the fair value option under ASC 825 and measure the convertible debts at fair value. The fair value option election is made on an instrument-by-instrument basis. Subsequently, the component of fair value changes relating to the instrument specific credit risk of the convertible debts is minimal. Fair value changes are recognized in changes in fair value of financial instruments in the consolidated statement of comprehensive loss.

Conversion of the convertible debts

On January 11, 2024, US$2 million convertible notes held by investor A and RMB50 million convertible loans held by investor B were converted into 35,842,294 and 126,135,217 Series B+ redeemable preference shares of the Company, respectively, at a conversion price of RMB0.3964 per share.

Upon the conversion of the convertible debts, the Company recognized the fair value of Series B+ redeemable preference shares and derecognized the carrying value of the convertible debts. Accrued interests of US$0.46 million for the period from the closing date of issuance of convertible debts in July 2023 through the conversion date on January 11, 2024 were unsettled as of conversion date, which were included in accrued expenses and other current liabilities on the consolidated balance sheets as of conversion date and December 31, 2024.

Extinguishment of the convertible debts

On April 7, 2024, RMB15 million convertible loans held by investor C and applicable interest became due. On May 27, 2024, the Company and X-Charge Technology entered into an adjustment agreement on the convertible loan investment with investor C, pursuant to which all parties agreed that X-Charge Technology shall repay the loan principal and applicable interest to this investor (i) upon 180 days after the consummation of a qualified IPO, if this offering is completed on or before September 30, 2024 and the proceeds from such offering are no less than US$20 million; or (ii) on October 15, 2024 or any other date as mutually agreed by all parties in writing, if the conditions prescribed in (i) are not met on or before September 30, 2024. In the event of a default on repayment, the overdue principal amount shall accrue interest at a simple 12% per annum from the date of default.

Following the adjustment agreement with investor C, the Company recognized RMB15 million (equivalent to US$2.09 million) in loan principal as short-term borrowings, RMB1.13 million (equivalent to US$0.16 million) in applicable interest as accrued expenses and other current liabilities, and RMB1.66 million (equivalent to US$0.23 million) gain on the extinguishment of the convertible debts, while derecognizing the carrying value of the convertible debts. The warrants granted in connection with the issuance of convertible debts are terminated upon the extinguishment of the associated convertible debts.

On September 11, 2024, the Company successfully completed its IPO and gross proceeds are greater than US$20 million. Consequently, the loan principal and applicable interest would be repaid upon 180 days after the completion of the qualified IPO. If repayment is overdue, the outstanding principal amount shall bear interest at a simple 12% per annum from the date of default until full repayment is made.